Income Tax - Additional Information (Details) € in Millions	12 Months Ended			96 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2025 vessel	Dec. 31, 2025 lease	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€) vessel
Operating Loss Carryforwards [Line Items]
Net income (loss) before income tax (expense) recovery	$ 29,107,000	$ (98,307,000)	$ 327,927,000
Number of vessels		15		15	16	2		15
MARSHALL ISLANDS
Operating Loss Carryforwards [Line Items]
Net income (loss) before income tax (expense) recovery	141,388,000
Foreign Tax Jurisdiction, Other
Operating Loss Carryforwards [Line Items]
Net income (loss) before income tax (expense) recovery	(112,281,000)
Spain
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	233,800,000	$ 114,200,000		$ 114,200,000			€ 199.0	€ 110.3
Disallowed costs carried forward	15,400,000	15,400,000		15,400,000			13.7	14.8
Luxembourg
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	399,000,000.0	225,200,000		$ 225,200,000			339.6	217.5
Carryforward limitation (in years)				17
Luxembourg | deductible interest carryforwards
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 41,600,000	$ 28,500,000		$ 28,500,000			€ 35.4	€ 24.3